Scudder
                              Institutional Shares

                           Scudder Money Market Series
                      Scudder Tax Free Money Market Series
                     Scudder Government Money Market Series

                   Scudder Institutional Funds Client Services
                            222 South Riverside Plaza
                                   33rd Floor
                             Chicago, Illinois 60606
                                 (800) 537-3177

    Investment Manager
    Scudder Kemper Investments, Inc.

    Distributor
    Kemper Distributors, Inc.

    Custodian
    State Street Bank and Trust Company

    Fund Accounting Agent
    Scudder Fund Accounting Corporation

    Transfer Agent and
    Dividend Disbursing Agent
    Scudder Service Corporation

    Legal Counsel
    Dechert Price & Rhoads


    For more information, call or write the Distributor at the address above.

                                -----------------


    Scudder Institutional Shares are not insured or guaranteed by the U.S. Government. Each Fund seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the stable net asset value will be maintained.


    This report is for the information of the shareholders. Its use in connection with any offering of each Fund's shares is authorized only in case of a concurrent or prior delivery of the Funds' current prospectus.



Scudder
Institutional Shares:

      Scudder Money
      Market Series

      Scudder Tax Free Money
      Market Series

      Scudder Government
      Money Market Series



Annual Report
May 31, 1999

Dear Shareholder:

     Scudder Institutional Shares is a class of shares in three different money market mutual fund portfolios: Scudder Money Market Series, Scudder Tax Free Money Market Series, and Scudder Government Money Market Series. Each of these money market portfolios seeks to provide a high level of current income while preserving capital and maintaining liquidity.

     All three Portfolios seek to maintain a net asset value of $1.00, and have done so since their inception. (There is no guarantee, of course, that each will maintain stable net asset values.)

     Please see the following pages for financial statements as of May 31, 1999, as well as a list of each Portfolio's investments.

     If you have questions concerning any series of Scudder Institutional Shares, please call 1-800-537-3177 from any continental state.

                                                                /s/Daniel Pierce

                                                                   Daniel Pierce
                                                                       President

Scudder Institutional Shares/Money Market Series
Investment Portfolio
as of May 31, 1999


                                                                                                Principal
                                                                                               Amount ($)           Value ($)
-------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements 7.0%
-------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company dated
  5/28/1999 at 4.8%, to be repurchased at $189,600,060 on 6/1/1999, collateralized by:
  U.S. Treasury Notes, 5.50% to 8.875%, 11/30/1999 to 5/15/2000
  U.S. Treasury Bonds, 5.5% to 7.875%, 2/29/2000 to 8/15/2027
  (Cost $189,499,000) ...................................................................    189,499,000           189,499,000

Repurchase Agreement with Donaldson,  Lufkin & Jenrette dated 5/28/1999 at 4.8%, to be repurchased at $38,020,267 on 6/1/1999, collateralized by a U.S.
  Treasury Note, 3.625%, 7/15/2002 (Cost $38,000,000) ...................................     38,000,000            38,000,000
-------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $227,499,000)                                                                    227,499,000
-------------------------------------------------------------------------------------------------------------------------------

Commercial Paper 60.0%
-------------------------------------------------------------------------------------------------------------------------------

Ace Overseas Corp., 4.16%, 6/7/1999 .....................................................     49,500,000            49,459,988

Alpine Securitization Corp., 3.23%, 6/3/1999 ............................................     26,725,000            26,717,799

Alpine Securitization Corp., 4.72%, 7/8/1999 ............................................     35,990,000            35,811,710

American Honda Finance Corp., 5.08%, 7/28/1999* .........................................     25,000,000            25,000,000

Asset Securitization Corp., 4.64%, 6/24/1999 ............................................     50,000,000            49,845,708

Barton Capital Corp., 4.87%, 8/16/1999 ..................................................     50,000,000            49,484,889

Coca-Cola Enterprises, Inc., 2.42%, 6/2/1999 ............................................      9,000,000             8,998,793

Coca-Cola Enterprises, Inc., 3.62%, 6/4/1999 ............................................     25,000,000            24,989,938

Coca-Cola Enterprises, Inc., 4.89%, 8/19/1999 ...........................................     30,000,000            29,677,417

Colgate-Palmolive Inc., 4.65%, 6/30/1999 ................................................     27,500,000            27,393,888

Corporate Asset Funding Corp., 4.84%, 6/1/1999 ..........................................     14,000,000            14,000,000

Corporate Asset Funding Corp., 4.75%, 7/20/1999* ........................................     45,000,000            44,704,775

Corporate Asset Funding Corp., 4.81%, 7/26/1999 .........................................     50,000,000            49,628,750

CXC, Inc., 4.77%, 7/6/1999 ..............................................................     50,000,000            49,762,778

Denmark Danske Bank, 4.82%, 6/17/1999* ..................................................     20,000,000            19,992,195

Duke Capital Corp., 4.23%, 6/8/1999 .....................................................     20,000,000            19,981,217

Eastman Kodak Co., 4.74%, 7/22/1999 .....................................................     20,000,000            19,864,000

Enterprise Funding Corp., 4.6%, 6/23/1999 ...............................................     27,260,000            27,180,037

Eureka Securitization, Inc., 4.75%, 7/20/1999 ...........................................     30,000,000            29,803,183

Eureka Securitization, Inc., 4.82%, 7/28/1999 ...........................................     36,491,000            36,209,624

Fairway Finance Corp., 2.43%, 6/2/1999 ..................................................     44,625,000            44,618,976

Fairway Finance Corp., 4.92%, 10/25/1999 ................................................     30,311,000            29,713,570

Fairway Finance Corp., 4.93%, 10/29/1999 ................................................     17,224,000            16,875,214

Falcon Asset Securitization Corp., 4.51%, 6/15/1999 .....................................     23,072,000            23,028,753

     The accompanying notes are an integral part of the financial statements.

                                       3

Scudder Institutional Shares/Money Market Series

                                                                                                Principal
                                                                                               Amount ($)           Value ($)
-------------------------------------------------------------------------------------------------------------------------------
Fountain Square Commercial Funding, 4.52%, 6/14/1999 ....................................     25,880,000            25,834,581

Fountain Square Commercial Funding, 4.58%, 6/17/1999 ....................................     21,391,000            21,344,795

Fountain Square Commercial Funding, 4.64%, 6/21/1999 ....................................     11,762,000            11,730,243

GTE Corp., 3.21%, 6/3/1999 ..............................................................     20,000,000            19,994,644

GTE Corp., 4.31%, 6/9/1999 ..............................................................     23,000,000            22,975,262

GTE Corp., 4.41%, 6/11/1999 .............................................................     17,950,000            17,925,867

General Motors Acceptance Corp., 4.96%, 6/1/1999 ........................................     64,000,000            64,000,000

General Motors Acceptance Corp., 4.99%, 7/1/1999 ........................................     64,000,000            63,733,911

Lehman Brothers Holding Corp., 4.86%, 7/1/1999 ..........................................     25,000,000            24,895,833

Lexington Parker Capital Corp., 3.62%, 6/4/1999 .........................................     31,979,000            31,966,128

Lexington Parker Capital Corp., 4.77%, 7/8/1999 .........................................     40,000,000            39,799,789

Merita North America Corp., 4.74%, 7/19/1999 ............................................     20,000,000            19,871,733

Merita North America Corp., 4.87%, 8/10/1999 ............................................     50,000,000            49,524,583

Merrill Lynch & Co., 4.73%, 7/16/1999 ...................................................     50,000,000            49,699,375

Mont Blanc Capital Corp., 4.64%, 6/25/1999 ..............................................     50,000,000            49,839,333

Monte Rosa Capital Corp., 4.38%, 6/10/1999 ..............................................     20,000,000            19,975,700

Morgan Stanley Dean Witter Discover Co., 4.33%, 6/10/1999 ...............................     36,842,000            36,797,698

New Center Asset Trust, 4.81%, 9/3/1999 .................................................     50,000,000            49,372,681

Old Line Funding Corp., 4.74%, 7/2/1999 .................................................     30,000,000            29,874,192

Pemex Capital Corp., 4.84%, 8/16/1999 ...................................................     50,000,000            49,488,056

Preferred Receivables Funding Corp., 4.71%, 7/6/1999 ....................................     32,870,000            32,715,968

Preferred Receivables Funding Corp., 4.79%, 7/8/1999 ....................................     50,000,000            49,748,708

Quincy Capital Corp., 4.13%, 6/7/1999 ...................................................     25,000,000            24,979,958

Sheffield Receivables Corp., 4.57%, 6/17/1999 ...........................................     50,000,000            49,892,222

Special Purpose Accounts Receivable Cooperative Corp., 4.64%, 6/22/1999 .................     30,000,000            29,915,125

Twin Towers Inc., 4.76%, 7/20/1999 ......................................................     60,681,000            60,282,073

Twin Towers Inc., 4.92%, 9/21/1999 ......................................................     20,000,000            19,695,733

UBS Finance Corp., 5.04%, 12/15/1999 ....................................................     50,000,000            48,651,097

Variable Funding Corp., 4.28%, 6/9/1999 .................................................     25,000,000            24,973,278

Variable Funding Corp., 4.75%, 7/20/1999 ................................................     40,000,000            39,737,578

WCP Funding Inc., 4.62%, 6/22/1999 ......................................................     19,000,000            18,946,468

WCP Funding Inc., 4.73%, 7/8/1999 .......................................................     25,000,000            24,875,896

Windmill Funding Corp., 4.27%, 6/9/1999 .................................................     25,467,000            25,439,835

     The accompanying notes are an integral part of the financial statements.

                                       4

Scudder Institutional Shares/Money Market Series

                                                                                                Principal
                                                                                               Amount ($)           Value ($)
-------------------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp., 4.71%, 7/9/1999 .................................................     20,204,000            20,101,420

Windmill Funding Corp., 4.81%, 7/22/1999 ................................................     25,000,000            24,827,521
-------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $1,946,170,486)                                                                     1,946,170,486
-------------------------------------------------------------------------------------------------------------------------------

Certificates Of Deposit 10.8%
-------------------------------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.895%, 6/22/1999* .....................................     22,000,000            22,000,000

Bank of America, Bank Note, 4.76%, 6/1/1999* ............................................     50,000,000            50,000,000

Bayerische Landesbank, 4.791%, 6/10/1999* ...............................................     40,000,000            39,976,044

Canadian Imperial Bank, 4.875%, 7/7/1999* ...............................................     10,000,000             9,993,592

Deutsche Bank AG, 4.88%, 7/2/1999* ......................................................     40,000,000            39,974,262

First National Chicago, Discount Note, 5.23%, 8/17/1999* ................................     99,000,000            99,000,000

Svenska Handelsbanken, Bank Note, 4.782%, 6/2/1999* .....................................     40,000,000            39,999,924

Toronto-Dominion Bank, 4.772%, 6/14/1999* ...............................................     50,000,000            49,992,090
-------------------------------------------------------------------------------------------------------------------------------
Total Certificates Of Deposit (Cost $350,935,912)                                                                  350,935,912
-------------------------------------------------------------------------------------------------------------------------------

Short-Term and Medium-Term Notes 22.2%
-------------------------------------------------------------------------------------------------------------------------------
American Express Centurion Bank, Floating Rate Note, 4.89%, 6/15/1999* ..................     15,000,000            15,000,000

American Express Centurion Bank, Floating Rate Note, 4.89%, 6/18/1999* ..................     15,000,000            15,000,000

American Honda Finance Corp., 4.95%, 6/24/1999* .........................................     15,500,000            15,497,017

AmSouth Bank, Floating Rate Note, 4.82%, 6/15/1999* .....................................     20,000,000            19,993,705

BankBoston N.A., Floating Rate Note, 4.89%, 6/1/1999* ...................................     25,000,000            25,000,000

Caterpillar Financial Services, 5.0%, 8/11/1999* ........................................     15,000,000            15,005,390

CIT Group Holdings Corp., 4.88%, 7/2/1999* ..............................................     40,000,000            39,975,047

Comercia Inc., Medium Term Note, 4.9%, 6/15/1999* .......................................     40,000,000            39,985,036

Countrywide Home Loan, 4.92%, 6/28/1999* ................................................     30,000,000            30,000,000

Countrywide Home Loan, Medium Term Note, 5.25%, 7/15/1999* ..............................     20,000,000            20,000,000

FCC National Bank, Floating Rate Note, 4.8%, 6/1/1999* ..................................     15,000,000            15,000,000

First Union National Bank, Discount Note, 5.23%, 8/17/1999* .............................     30,000,000            30,000,000

Fleet National Bank, 4.91%, 6/1/1999* ...................................................     50,000,000            49,984,636

Goldman Sachs & Co., 4.99%, 6/4/1999* ...................................................     40,000,000            40,000,000

Huntington National Bank, 4.99%, 6/1/1999* ..............................................     25,000,000            24,996,883

IBM Corp., 5.07%, 3/22/2000 .............................................................     50,000,000            49,979,681

John Deere Capital Corp., 4.9%, 6/16/1999* ..............................................     41,000,000            40,984,049

Key Bank, Bank Note, 5.01%, 8/20/1999* ..................................................     22,000,000            22,004,382

MMR Funding I, Weekly Demand Note, 4.95%, 6/3/1999* .....................................      5,500,000             5,500,000

NationsBank Corp., Weekly Demand Note, 4.83%, 6/1/1999* .................................     40,000,000            39,997,849

    The accompanying notes are an integral part of the financial statements.

                                       5

Scudder Institutional Shares/Money Market Series

                                                                                                Principal
                                                                                               Amount ($)           Value ($)
-------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp., Floating Rate Note, 4.79%, 6/8/1999* ..............................     50,000,000            49,991,863

PNC Bank Corp., 4.90%, 6/28/1999* .......................................................     35,000,000            35,003,321

Student Loan Marketing Association, Floating Rate Note, 5.27%, 6/2/1999* ................     30,000,000            29,983,607

Transamerica Finance Corp., 5.25%, 8/18/1999* ...........................................     50,000,000            50,000,000
-------------------------------------------------------------------------------------------------------------------------------
Total Short-Term and Medium-Term Notes (Cost $718,882,466)                                                         718,882,466
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $3,243,487,864) (a)                                                   3,243,487,864
-------------------------------------------------------------------------------------------------------------------------------

(a) Cost for federal income tax purposes is $3,243,487,864.
 *  Floating rate security; date shown is next interest rate change.

     The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Tax Free Money Market Series
Investment Portfolio
as of May 31, 1999

                                                                                                Principal
                                                                                               Amount ($)           Value ($)
-------------------------------------------------------------------------------------------------------------------------------

Municipal Investments 100.0%
-------------------------------------------------------------------------------------------------------------------------------
Alaska

Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Project, Daily Demand
  Note, 3.3%, 12/1/2033 .................................................................      2,000,000             2,000,000

Arizona

Arizona, Salt River Project Agricultural Improvement and Power District,
  TECP, 3.2%, 8/11/1999 .................................................................      3,300,000             3,300,000

Maricopa County, AZ, Pollution Control Revenue, El Paso Electric Co.,
  Weekly Demand Note, 3.45%, 12/1/2014 ..................................................      2,900,000             2,900,000

Pima County, AZ, Industrial Development Authority, SFE Technologies,
  Weekly Demand Note, 3.85%, 12/1/2005 ..................................................      1,100,000             1,100,000

Colorado

Cherry Creek, CO, South Metropolitan District #1, Weekly Demand Note,
  3.25%, 6/1/2006 .......................................................................      4,550,000             4,550,000

Platte River Power Authority, CO, TECP, 3.25%, 8/17/1999 ................................      2,000,000             2,000,000

Smith Creek, CO, Metropolitan District, Water Utility Revenue Bond,
  Weekly Demand Note, 3.3%, 10/1/2035 ...................................................      5,000,000             5,000,000

District of Columbia

District of Columbia, General Obligation:

  Series 1991 B, Daily Demand Note, 3.4%, 6/1/2003 ......................................      3,600,000             3,600,000
  Series A1, Daily Demand Note, 3.45%, 10/1/2007 ........................................      5,000,000             5,000,000

Florida

Florida Municipal Power Agency, TECP, 3.15%, 8/12/1999 ..................................      3,700,000             3,700,000

Jacksonville, FL, Electric Authority, TECP, 3.2%, 7/22/1999 .............................      3,000,000             3,000,000

Orange County, FL, Health Facilities Authority, TECP, Series 1985, 3.2%,
  7/22/1999 .............................................................................      3,000,000             3,000,000

Orlando, FL, Capital Improvement Revenue, TECP, 3.45%, 6/7/1999 .........................      2,000,000             2,000,000

Putnam County, FL, Pollution Control Revenue, Seminole Electric
  Cooperative Finance Corp., Weekly Demand Note, 3.35%, 3/15/2014 .......................      3,100,000             3,100,000

Sunshine State, FL, Goverment Finance Commission, TECP, 3.35%, 6/11/1999 ................      4,100,000             4,100,000

University of Northern Florida, Capital Improvement Revenue, Weekly
  Demand Note, 3.3%, 11/1/2024 ..........................................................      2,000,000             2,000,000

Georgia

Fulton County, GA, Pollution Control Revenue, General Motors Project,
  Weekly Demand Note, 3.35%, 12/1/2001 ..................................................      1,580,000             1,580,000

Gainsville Redevelopment Authority, GA, Riverside Military Academy
  Project, Weekly Demand Note, 3.3%, 1/1/2023 ...........................................      2,000,000             2,000,000

     The accompanying notes are an integral part of the financial statements.

                                        7

Scudder Institutional Shares/Tax Free Money Market Series

                                                                                                Principal
                                                                                               Amount ($)           Value ($)
-------------------------------------------------------------------------------------------------------------------------------

Indiana

Indiana Bond Bank, Tri-County Conservancy District, Weekly Demand Note,
  Series 1997 D, 3.32%, 1/1/2017 ........................................................      7,010,000             7,010,000

Jasper County, IN, Pollution Control Revenue, Northern Indiana Public
  Service Co., TECP, 3.2%, 7/23/1999 ....................................................      3,500,000             3,500,000

Kentucky

Danville, KY, Multi-City Lease Revenue, TECP, 3.45%, 6/8/1999 ...........................      4,125,000             4,125,000

Mason County, KY, East Kentucky Power Cooperative, Pollution Control
  Revenue, Weekly Demand Note, 3.35%, 10/15/2014 ........................................      4,145,000             4,145,000

Mayfield, KY, Multi-City Lease Revenue, Kentucky League of Cities Funding
  Trust, Weekly Demand Note, 3.4%, 7/1/2026 .............................................      6,000,000             6,000,000

Pendleton County, KY, Multi-County Lease Revenue, TECP:

  3.1%, 7/19/1999 .......................................................................      3,000,000             3,000,000
  3.1%, 7/21/1999 .......................................................................      3,000,000             3,000,000

Louisiana

Louisiana Public Facilities Authority, Hospital Revenue, Willis Knighton
  Medical Center, Weekly Demand Note, 3.4%, 9/1/2025 (b) ................................      3,000,000             3,000,000

West Baton Rouge Parish,LA, Dow Chemical Project, TECP, Series 1985,
  3.25%, 8/11/1999 ......................................................................      3,700,000             3,700,000

Maryland

Anne Arundel County, MD, Baltimore Electric & Gas, TECP, Series 1985,
  3.25%, 7/23/1999 ......................................................................      3,400,000             3,400,000

Baltimore County, MD, Oak Crest Village Inc. Project, Weekly Demand Note,
  3.25%, 1/1/2029 .......................................................................      3,000,000             3,000,000

Michigan

Michigan Strategic Fund, Dow Chemical Co., Pollution Control Revenue,
  3.25%, 7/19/1999 ......................................................................      3,800,000             3,800,000

Mississippi

Clairbone County, MS, South Mississippi Electric Power Association, TECP,
  Series 1985G-2, 3.2%, 6/11/1999 .......................................................      3,600,000             3,600,000

Missouri

Columbia, MO, Special Obligation, Insurance Reserve Bonds, Weekly Demand
  Note, 3.2%, 6/1/2008 ..................................................................      2,700,000             2,700,000

Nevada

Las Vegas, NV, Valley Water District, TECP:

  3.15%, 7/20/1999 ......................................................................      5,000,000             5,000,000
  3.25%, 7/21/1999 ......................................................................      3,500,000             3,500,000
  3.4%, 6/11/1999 .......................................................................      5,000,000             5,000,000

     The accompanying notes are an integral part of the financial statements.

                                       8

Scudder Institutional Shares/Tax Free Money Market Series
                                                                                                Principal
                                                                                               Amount ($)           Value ($)
-------------------------------------------------------------------------------------------------------------------------------

New Mexico

Farmington, NM, Pollution Control Revenue, El Paso Electric Co., Weekly
  Demand Note, Series 1994 A, 3.25%, 11/1/2013 ..........................................      4,600,000             4,600,000

New York

Nassau County, NY, Tax Anticipation Notes:

  Series 1998 B, 3.5%, 8/18/1999 ........................................................      4,300,000             4,303,927
  Series 1998 C, 3.5%, 12/22/1999 .......................................................      1,300,000             1,302,812

New York City Municipal Water Finance Authority, TECP, 3.2%, 8/17/1999 ..................      2,500,000             2,500,000

North Carolina

North Carolina Healthcare Commission, Pooled Finance, Series 1985, Weekly
  Demand Note, 3.3%, 12/1/2025 (b) ......................................................      7,800,000             7,800,000

Pennsylvania

Allegheny County, PA, Hospital Development Authority, TECP, 3.2%, 7/22/1999 .............      1,500,000             1,500,000

Delaware Valley, PA, Regional Finance Authority, Weekly Demand Note,
  3.2%, 12/1/2020 .......................................................................      1,600,000             1,600,000

Pennsylvania Higher Educational Facilities Authority, University of
  Pennsylvania Health Services, Weekly Demand Note, 3.45%, 1/1/2026 .....................      5,000,000             5,000,000

Pennsylvania, General Obligation, TECP, S3.2%, 8/11/1999 ................................      4,000,000             4,000,000

Schuylkill County, PA, Industrial Development Authority, Gilberton Power
  Project, Weekly Demand Note, 3.2%, 12/1/2002 ..........................................      5,000,000             5,000,000

South Carolina

South Carolina Public Service Authority:

  TECP, 3.2%, 8/12/1999 .................................................................      3,500,000             3,500,000

  Weekly Demand Note, 3.32%, 1/1/2023 (b) ...............................................      2,000,000             2,000,000

Tennessee

City of Clarksville, TN, Public Building Authority, Pooled Financing,
  Weekly Demand Note, 3.25%, 6/1/2024 ...................................................      3,800,000             3,800,000

Texas

Austin, TX, Utility System, TECP, 3.25%, 6/14/1999 ......................................      5,000,000             5,000,000

Harris County, TX, SCH Health Care System:

  TECP, Series 1997 A, 3.2%, 7/26/1999 ..................................................      3,000,000             3,000,000
  TECP, Series 1997 A, 3.15%, 7/20/1999 .................................................      3,000,000             3,000,000

  Weekly Demand Note, 3.4%, 7/1/2023 ....................................................      3,000,000             3,000,000

     The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Tax Free Money Market Series

                                                                          Principal
                                                                           Amount ($)    Value ($)
---------------------------------------------------------------------------------------------------
Houston, TX, Water and Sewer System, TECP:

  3.2%, 8/5/1999 ........................................................   5,000,000   5,000,000
  3.25%, 7/19/1999 ......................................................   3,000,000   3,000,000

Port Development Corp., TX, Marine Terminal Refunding Revenue, Stolt
  Terminals, Series 1989,  Weekly Demand Note, 3.2%, 1/15/2014 ..........   1,500,000   1,500,000

San Antonio, TX, Electric & Gas Municipal Securities Trust Receipts,
  Weekly Demand Note, 3.33%, 2/1/2020 ...................................   4,700,000   4,700,000

San Antonio, TX, Industrial Development Authority, River Center
  Associates Project, Weekly Demand Note, 3.3%, 12/1/2012 ...............   2,700,000   2,700,000

Texas Small Business Industrial Development Corp., Public Facilities
  Capital Access Program, Weekly Demand Note, Series 1986, 3.35%,
  7/1/2026 ..............................................................   3,000,000   3,000,000

State of Texas, Tax and Revenue Anticipation Note, 4.5%, 8/31/1999 ......   3,000,000   3,008,670

Texas Municipal Power Agency, TECP:

  3.2%, 7/20/1999 .......................................................   4,000,000   4,000,000
  3.15%, 7/21/1999 ......................................................   4,000,000   4,000,000

Texas Public Finance Authority, TECP, Series 1993A, 3.1%, 7/20/1999 .....   2,000,000   2,000,000

University of Texas, TX, TECP:

  3.25%, 7/19/1999 ......................................................   2,200,000   2,200,000
  3.25%, 7/21/1999 ......................................................   2,000,000   2,000,000

Utah

Salt Lake City, UT, Pollution Control Revenue, BP Oil Project, Daily
  Demand Note, 3.4%, 8/1/2007 ...........................................  4,500,000   4,500,000

Vermont

Vermont Industrial Development, Vermont Marble Company, VRDN, 3.875%,
  12/1/2004 .............................................................   2,840,000   2,840,000

Vermont Student Assistance Corp., Student Loan Revenues, VRDN, 3.8%,
  1/1/2004 ..............................................................   4,615,000   4,615,000

Virginia

Louisa, VA, Pollution Control Revenue, Virginia Energy and Power Company,
  3.25%, 7/16/1999 ......................................................   3,500,000   3,500,000

Wisconsin

Wausau, WI, Pollution Control Revenue, Minnesota Mining and
  Manufacturing, Weekly Demand Note, 3.726%, 8/1/2017 ...................     500,000     500,000

Wisconsin Health & Educational Facilities Authority, Wheaton Franciscan
  Services, Weekly Demand Note, 3.25%, 8/15/2016 ........................   3,500,000   3,500,000

     The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Tax Free Money Market Series

                                                                            Principal
                                                                             Amount ($)    Value ($)
---------------------------------------------------------------------------------------------------
Wisconsin State Health Care Facilities Authority, Franciscan Health Care:

  Series 1985 A-1, Weekly Demand Note, 3.35%, 1/1/2016 ..................     5,000,000     5,000,000
  Series 1985 A-2, Weekly Demand Note, 3.35%, 1/1/2016 ..................     3,500,000     3,500,000

-----------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $247,380,409) (a)                              247,380,409
-----------------------------------------------------------------------------------------------------

  (a) Cost for federal income tax purposes was $247,380,409.
  (b) Bond is insured by one of these companies: AMBAC, FGIC, FSA or MBIA.

Abbreviations used in the statement:

TECP      Tax Exempt Commercial Paper        VRDN      Variable Rate Demand Note

     The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Government Money Market Series
Investment Portfolio
as of May 31, 1999

                                                                         Principal
                                                                        Amount ($)     Value ($)
---------------------------------------------------------------------------------------------------

Repurchase Agreement 1.4%
---------------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company dated
  5/28/1999 at 4.8%, to be repurchased at $1,552,828 on 6/1/1999, collateralized by a  $1,665,000 U.S. Treasury Bond,
  5/25/2000 (Cost $1,552,000) .....................................     1,552,000     1,552,000

U.S. Government Agency Obligations 98.6%
---------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 4.85%, 7/1/1999* ........................     5,000,000     4,999,326

Federal Home Loan Bank, 4.8%, 6/18/1999* ..........................     7,000,000     6,997,282

Federal Home Loan Bank, 5.03%, 10/29/1999 .........................     5,000,000     5,000,000

Federal Home Loan Bank, 5.12%, 5/17/2000 ..........................     5,000,000     5,000,000

Federal Home Loan Mortgage Corp., 3.52%, 6/4/1999 .................       947,000       946,630

Federal Home Loan Mortgage Corp., 4.44%, 6/16/1999 ................    12,000,000    11,976,350

Federal Home Loan Mortgage Corp., 4.71%, 6/18/1999* ...............     5,000,000     4,996,153

Federal Home Loan Mortgage Corp., 4.73%, 8/12/1999 ................     6,350,000     6,289,675

Federal Home Loan Mortgage Corp., 4.79%, 8/18/1999 ................    17,000,000    16,823,200

Federal Home Loan Mortgage Corp., 4.8%, 8/24/1999 .................    10,000,000     9,888,000

Federal National Mortgage Association, 4.76%, 6/2/1999* ...........     5,000,000     4,997,488

Federal National Mortgage Association, 3.57%, 6/4/1999 ............     5,000,000     4,998,017

Federal National Mortgage Association, 4.85%, 6/6/1999* ...........     3,000,000     2,997,703

Federal National Mortgage Association, 4.64%, 7/14/1999 ...........     3,000,000     2,983,087

Federal National Mortgage Association, 4.8%, 8/20/1999 ............    15,580,000    15,413,467

Student Loan Marketing Association, 5.27%, 6/2/1999* ..............     4,000,000     3,998,339

Student Loan Marketing Association, 5.27%, 6/2/1999* ..............     5,000,000     4,997,268

---------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligation (Cost $113,301,985)                         113,301,985
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $114,853,985) (a)                        114,853,985
---------------------------------------------------------------------------------------------------

  (a) Cost for federal  income tax purposes was  $114,853,985.
    * Floating  rate security; date shown is next interest rate change.

     The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares
Financial Statements
Statement of Assets and Liabilities
as of May 31, 1999


Assets                                                                                       Tax Free          Government
                                                                               Money           Money             Money
                                                                           Market Series    Market Series     Market Series
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (for cost, see accompanying lists of investment
   portfolios)                                                             $3,243,487,864   $  247,380,409   $  114,853,985
Cash ...................................................................          546,805              907              396
Receivable for Fund shares sold ........................................        5,843,239             --               --
Receivable for investments sold ........................................             --          1,000,000             --
Interest receivable ....................................................        5,117,385        1,059,339          404,089
Other assets ...........................................................          138,774           86,190           54,727
                                                                           --------------   --------------   --------------
Total assets ...........................................................    3,255,134,067      249,526,845      115,313,197
Liabilities
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased ......................................       63,733,911             --               --
Notes payable ..........................................................             --            865,000             --
Dividends payable ......................................................       11,715,417          644,542          440,380
Payable for Fund shares redeemed .......................................        8,345,862             --               --
Accrued management fee .................................................          267,523           23,674            3,038
Other payables and accrued expenses ....................................          170,349          470,120          177,898
                                                                           --------------   --------------   --------------
Total liabilities ......................................................       84,233,062        2,003,336          621,316
------------------------------------------------------------------------   --------------   --------------   --------------
Net assets, at value                                                       $3,170,901,005   $  247,523,509   $  114,691,881
------------------------------------------------------------------------   --------------   --------------   --------------
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------
Managed Shares:
  Net assets applicable to shares outstanding ..........................   $  395,212,740   $  110,331,609   $   40,920,474
  Shares outstanding of capital stock, $.001 par value, 800,000,000,
   500,000,000, and 1,500,000,000 shares authorized, respectively ......      395,212,740      110,331,609       40,920,474
                                                                           --------------   --------------   --------------
  Net Asset Value, offering and redemption price per share (net assets /
   shares outstanding) .................................................            $1.00            $1.00            $1.00
                                                                           --------------   --------------   --------------
Institutional Shares:
  Net assets applicable to shares outstanding ..........................   $1,805,788,987   $  137,191,900   $   73,771,407
  Shares outstanding of capital stock, $.001 par value, 3,615,000,000,
    500,000,000, and 1,500,000,000 shares authorized, respectively .....    1,805,788,987      137,191,900       73,771,407
                                                                            --------------   --------------   --------------
Net Asset Value, offering and redemption price per share (net assets /
   shares outstanding) .................................................             $1.00            $1.00            $1.00
                                                                            --------------   --------------   --------------
Premium Money Market Shares:
  Net assets applicable to shares outstanding ..........................     $936,084,051
  Shares outstanding of capital stock, $.001 par value, 2,180,000,000
   shares authorized ...................................................      936,084,051
  Net Asset Value, offering and redemption price per share (net assets /    --------------
   shares outstanding) .................................................            $1.00
                                                                            --------------
Prime Reserve Money Market Shares:
  Net assets applicable to shares outstanding ..........................   $   33,815,227
  Shares outstanding of capital stock, $.001 par value, 1,180,000,000 ..       33,815,227
   shares authorized
                                                                            --------------
  Net Asset Value, offering and redemption price per share (net assets /            $1.00
   shares outstanding)                                                      --------------

     The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares
Financial Statements
Statement of Operations
five months ended May 31, 1999 (See Note D)


                                                                                   Tax Free         Government
                                                                    Money            Money             Money
Investment Income                                               Market Series    Market Series     Market Series
----------------------------------------------------------------------------------------------------------------
                  Interest ....................................   $ 61,123,431    $  3,404,952    $  2,543,712
                                                                  ------------    ------------    ------------

                  Expenses:
                  Management fee ..............................      3,033,472         276,695         128,159
                  Shareholder services ........................        328,856         119,436          31,228
                  Directors' fees and expenses ................         12,300          15,596          12,868
                  Custodian and accounting fees ...............        168,868          26,788          28,268
                  Reports to shareholders .....................         35,372          19,916           6,068
                  Auditing ....................................          9,620           9,620           9,620
                  Legal .......................................         18,204          18,140           7,104
                  Registration fees ...........................        156,149          53,120          47,220
                  Interest expense ............................           --            14,547            --
                  Other .......................................         36,283          19,688           9,795
                                                                  ------------    ------------    ------------
                  Total expenses before reductions ............      3,799,124         573,546         280,330
                  Expense reductions ..........................     (1,698,744)       (110,678)        (76,896)
                                                                  ------------    ------------    ------------
                  Expenses, net ...............................      2,100,380         462,868         203,434
                  ---------------------------------------------   ------------    ------------    ------------
                  Net investment income                             59,023,051       2,942,084       2,340,278
                  ---------------------------------------------   ------------    ------------    ------------

                  ---------------------------------------------   ------------    ------------    ------------
                  Net increase (decrease) in net assets resulting
                    from operations                               $ 59,023,051    $  2,942,084    $  2,340,278
                  ---------------------------------------------   ------------    ------------    ------------

     The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares
Financial Statements
Statement of Operations
year ended December 31, 1998


                                                                                                        Tax Free        Government
                                                                                         Money            Money            Money
Investment Income                                                                    Market Series    Market Series    Market Series
------------------------------------------------------------------------------------------------------------------------------------
                  Interest ......................................................   $ 92,336,668    $  8,588,899    $  5,677,848
                                                                                    ------------    ------------    ------------

                  Expenses:
                  Management fee ................................................      4,150,657         617,012         262,038
                  Shareholder services ..........................................        971,137         244,402         132,960
                  Directors' fees and expenses ..................................         23,321          20,732          17,185
                  Custodian and accounting fees .................................        207,509          48,843          58,336
                  Reports to shareholders .......................................         80,212          23,780          18,650
                  Auditing ......................................................         21,692          20,702          20,324
                  Legal .........................................................         20,048          16,920           4,489
                  Registration fees .............................................        418,959          46,056          23,395
                  Interest expense ..............................................           --            49,489            --
                  Other .........................................................         10,874           4,758          49,801
                                                                                    ------------    ------------    ------------
                  Total expenses before reductions ..............................      5,904,409       1,092,694         587,178
                  Expense reductions ............................................     (1,846,622)       (246,650)       (157,381)
                                                                                    ------------    ------------    ------------
                  Expenses, net .................................................      4,057,787         846,044         429,797
                  ---------------------------------------------------------------   ------------    ------------    ------------
                  Net investment income                                               88,278,881       7,742,855       5,248,051
                  ---------------------------------------------------------------   ------------    ------------    ------------

                  ---------------------------------------------------------------   ------------    ------------    ------------
                  Net increase (decrease) in net assets resulting from operations   $ 88,278,881    $  7,742,855    $  5,248,051
                  ---------------------------------------------------------------   ------------    ------------    ------------

     The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares
Financial Statements
Statements of Changes to Net Assets

Money Market Series


                                                                           Five Months
                                                                             Ended
                                                                          May 31, 1999             Years Ended December 31,
Increase (Decrease) in Net Assets                                           (Note D)                1998              1997
-------------------------------------------------------------------------------------------------------------------------------
           Operations:
           Net investment income ...................................   $     59,023,051    $     88,278,881    $     29,622,141
                                                                       ----------------    ----------------    ----------------
           Distributions to shareholders from:
           Net investment income (Managed Shares) ..................         (7,380,665)        (18,908,573)        (16,811,273)
                                                                       ----------------    ----------------    ----------------
           Net investment income (Institutional Shares) ............        (33,615,524)        (38,347,244)         (8,101,246)
                                                                       ----------------    ----------------    ----------------
           Net investment income (Premium Money Market Shares) .....        (17,567,663)        (30,962,225)         (4,709,622)
                                                                       ----------------    ----------------    ----------------
           Net investment income (Prime Reserve Money Market Shares)           (459,199)            (60,839)               --
                                                                       ----------------    ----------------    ----------------
           Fund share transactions:
           Managed Shares:
           Proceeds from shares sold ...............................        673,318,688       1,521,267,560       1,604,556,971
           Net asset value of shares issued to shareholders in
              reinvestment of distributions ........................          1,551,477           5,506,361           7,105,515
           Cost of shares redeemed .................................       (607,192,461)     (1,568,154,523)     (1,674,045,123)
                                                                       ----------------    ----------------    ----------------
           Net increase (decrease) in net assets from Fund share
              transactions .........................................         67,677,704         (41,380,602)        (62,382,637)
                                                                       ----------------    ----------------    ----------------
           Institutional Shares:
           Proceeds from shares sold ...............................     11,712,781,921       5,884,096,724         697,521,385
           Net asset value of shares issued to shareholders in
              reinvestment of distributions ........................         11,965,433          14,372,769           1,796,954
           Cost of shares redeemed .................................    (10,985,348,196)     (5,169,903,810)       (361,494,193)
                                                                       ----------------    ----------------    ----------------
           Net increase (decrease) in net assets from Fund share
           transactions ............................................        739,399,158         728,565,683         337,824,146
                                                                       ----------------    ----------------    ----------------
           Premium Money Market Shares:
           Proceeds from shares sold ...............................      1,070,305,354       2,381,877,957         612,133,352
           Net asset value of shares issued to shareholders in
              reinvestment of distributions ........................         15,125,932          24,053,642           2,900,558
           Cost of shares redeemed .................................       (956,923,660)     (1,933,144,105)       (280,244,979)
                                                                       ----------------    ----------------    ----------------
           Net increase (decrease) in net assets from Fund share
              transactions .........................................        128,507,626         472,787,494         334,788,931
                                                                       ----------------    ----------------    ----------------
           Prime Reserve Money Market Shares:
           Proceeds from shares sold ...............................         41,129,865          15,004,074                --
           Net asset value of shares issued to shareholders in
           reinvestment of distributions ...........................            341,450              17,985                --
           Cost of shares redeemed .................................        (19,992,513)         (2,685,634)               --
                                                                       ----------------    ----------------    ----------------
           Net increase (decrease) in net assets from Fund share
              transactions..........................................         21,478,802          12,336,425                --
                                                                       ----------------    ----------------    ----------------
           Increase (decrease) in net assets .......................        957,063,290       1,172,309,000         610,230,440
           Net assets at beginning of period .......................      2,213,837,715       1,041,528,715         431,298,275
                                                                       ----------------    ----------------    ----------------
           Net assets at end of period .............................   $  3,170,901,005    $  2,213,837,715    $  1,041,528,715
                                                                       ----------------    ----------------    ----------------


     The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares
Financial Statements
Statements of Changes to Net Assets

Tax Free Money Market Series


                                                                   Five Months
                                                                      Ended
                                                                   May 31, 1999         Years Ended December 31,
Increase (Decrease) in Net Assets                                    (Note D)            1998              1997
------------------------------------------------------------------------------------------------------------------
           Operations:
           Net investment income ...............................   $   2,942,084    $   7,742,855    $   4,112,832
                                                                   -------------    -------------    -------------
           Distributions to shareholders from:
           Net investment income (Managed Shares) ..............      (1,394,080)      (4,113,198)      (2,806,394)
                                                                   -------------    -------------    -------------
           Net investment income (Institutional Shares) ........      (1,548,004)      (3,629,657)      (1,306,438)
                                                                   -------------    -------------    -------------
           Fund share transactions:
           Managed Shares:
           Proceeds from shares sold ...........................      99,017,219      337,100,112      378,820,759
           Net asset value of shares issued to shareholders in
              reinvestment of distributions ....................          62,092          441,218          640,423
           Cost of shares redeemed .............................    (113,933,041)    (388,875,661)    (368,394,901)
                                                                   -------------    -------------    -------------
           Net increase (decrease) in net assets from Fund share
              transactions......................................     (14,853,730)     (51,334,331)      11,066,281
                                                                   -------------    -------------    -------------
           Institutional Shares:
           Proceeds from shares sold ...........................     180,321,704      302,744,886      159,246,687
           Net asset value of shares issued to shareholders in
           reinvestment of distributions .......................         176,612          282,144           30,480
           Cost of shares redeemed .............................    (163,880,733)    (276,158,077)     (65,571,803)
                                                                   -------------    -------------    -------------
           Net increase (decrease) in net assets from Fund share
              transactions......................................     16,617,583       26,868,953       93,705,364
                                                                   -------------    -------------    -------------
           Increase (decrease) in net assets ...................       1,763,853      (24,465,378)     104,771,645
           Net assets at beginning of period ...................     245,759,656      270,225,034      165,453,389
                                                                   -------------    -------------    -------------
           Net assets at end of period .........................   $ 247,523,509    $ 245,759,656    $ 270,225,034
                                                                   -------------    -------------    -------------

     The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares
Financial Statements
Statements of Changes to Net Assets

Government Money Market Series


                                                        Five Months
                                                           Ended
                                                        May 31, 1999      Years Ended December 31,
Increase (Decrease) in Net Assets                         (Note D)         1998              1997
-------------------------------------------------------------------------------------------------------
Operations:
Net investment income ...............................   $   2,340,278    $   5,248,051    $   3,094,903
                                                        -------------    -------------    -------------
Distributions to shareholders from:
Net investment income (Managed Shares) ..............        (761,431)      (1,674,220)      (1,921,752)
                                                        -------------    -------------    -------------
Net investment income (Institutional Shares) ........      (1,578,847)      (3,573,831)      (1,173,151)
                                                        -------------    -------------    -------------
Fund share transactions:
Managed Shares:
Proceeds from shares sold ...........................      91,945,583      196,423,665      204,615,796
Net asset value of shares issued to shareholders in
   reinvestment of distributions ....................         100,247          441,038          426,890
Cost of shares redeemed .............................     (83,879,369)    (193,549,766)    (203,521,896)
                                                        -------------    -------------    -------------
Net increase (decrease) in net assets from Fund share
   transactions .....................................       8,166,461        3,314,937        1,520,790
                                                        -------------    -------------    -------------
Institutional Shares:
Proceeds from shares sold ...........................      35,868,128      147,948,753      115,334,278
Net asset value of shares issued to shareholders in
   reinvestment of distributions ....................           6,116            8,814              449
Cost of shares redeemed .............................     (52,072,570)    (112,418,897)     (60,903,665)
                                                        -------------    -------------    -------------
Net increase (decrease) in net assets from Fund share
   transactions .....................................     (16,198,326)      35,538,670       54,431,062
                                                        -------------    -------------    -------------
Increase (decrease) in net assets ...................      (8,031,865)      38,853,607       55,951,852
Net assets at beginning of period ...................     122,723,746       83,870,139       27,918,287
                                                        -------------    -------------    -------------
Net assets at end of period .........................   $ 114,691,881    $ 122,723,746    $  83,870,139
                                                        -------------    -------------    -------------

     The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Money Market Series
Financial Highlights


The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.


Managed Shares (b)



                                                           Five Months Ended
                                                            May 31, 1999                   Years Ended December 31,
                                                              (Note D)         1998       1997        1996        1995       1994
------------------------------------------------------------------------------------------------------------------------------------
                                                               ---------------------------------------------------------------------
Net asset value, beginning of period ......................    $1.000        $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
                                                               ---------------------------------------------------------------------
Net investment income .....................................      .020           .052       .051        .049        .054       .038
Distributions from net investment income                        (.020)         (.052)     (.051)      (.049)      (.054)     (.038)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $1.000        $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ......................................      1.99**         5.33       5.21        4.97        5.57       3.86
Ratios and Supplemental Data
Net assets, end of period ($ millions) ....................       395            328        369         431         372        367
Ratio of operating expenses, net to average daily net
  assets (%) ..............................................       .23*           .38        .49         .55         .55        .55
Ratio of operating expenses before expense reductions to
  average daily net assets (%) ............................       .37*           .48        .59         .62         .68        .68
Ratio of net investment income to average daily net
  assets (%) ..............................................      4.78*          5.20       5.00        4.86        5.45       3.84

(a)  Total returns are higher due to maintenance of the Fund's expenses.

(b) Effective July 7, 1997, Scudder Money Market Series (formerly known as the Managed Cash Fund) was divided into four classes, of which Scudder Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above for the periods prior to July 17, 1997, reflects the investment performance of the Fund prior to such redesignation.

*    Annualized

**   Not annualized

Scudder Institutional Shares/Money Market Series

The following table includes selected data for a share of the Institutional Shares class outstanding throughout each period and other performance information derived from the financial statements.

Institutional Shares

                                                                                                              For the Period
                                                                                                              August 4, 1997
                                                                                                             (commencement of
                                                                            Five Months                           sale of
                                                                               Ended                           Institutional
                                                                            May 31, 1999     Year Ended         Shares) to
                                                                              (Note D)    December 31, 1998  December 31, 1997
------------------------------------------------------------------------------------------------------------------------------

                                                                              ------------------------------------------------
Net asset value, beginning of period .......................................   $1.000           $1.000           $1.000
                                                                              ------------------------------------------------
Net investment income ......................................................     .020             .054             .022
Distributions from net investment income ...................................    (.020)           (.054)           (.022)
                                                                              ------------------------------------------------
Net asset value, end of period .............................................   $1.000           $1.000           $1.000
                                                                              ------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .......................................................     2.03**           5.52             2.25**
Ratios and Supplemental Data
Net assets, end of period ($ millions) .....................................    1,806            1,066              338
Ratio of operating expenses, net to average daily net assets (%) ...........      .14*             .18              .26*
Ratio of operating expenses before expense reductions, to average daily
   net assets (%)...........................................................      .28*             .29              .31*
Ratio of net investment income to average daily net assets (%) .............     4.87*            5.34             5.39*

(a)  Total return is higher due to maintenance of the Fund's expenses.
*    Annualized
**   Not annualized

Scudder Institutional Shares/Money Market Series

The following table includes selected data for a share of the Premium Money Market Shares class outstanding throughout each period and other performance information derived from the financial statements.

Premium Money Market Shares

                                                                                                              For the Period
                                                                                                               July 7, 1997
                                                                                                             (commencement of
                                                                            Five Months                           sale of
                                                                               Ended                              Premium
                                                                            May 31, 1999     Year Ended         Shares) to
                                                                              (Note D)    December 31, 1998  December 31, 1997
------------------------------------------------------------------------------------------------------------------------------

                                                                            --------------------------------------------------
Net asset value, beginning of period ....................................    $1.000            $1.000           $1.000
                                                                            --------------------------------------------------
Net investment income ...................................................      .020              .053             .026
Distributions from net investment income ................................     (.020)            (.053)           (.026)
                                                                            --------------------------------------------------
Net asset value, end of period ..........................................    $1.000            $1.000           $1.000
                                                                            --------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ....................................................      2.00**            5.46             2.62**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..................................       936               808              335
Ratio of operating expenses, net to average daily net assets (%) ........       .20*              .24              .38*
Ratio of operating expenses before expense reductions, to average daily
  net assets (%) ........................................................       .34*              .35              .43*
Ratio of net investment income to average daily net assets (%) ..........      4.81*             5.31             5.50*

(a)  Total return is higher due to maintenance of the Fund's expenses.
*    Annualized
**   Not annualized

Scudder Institutional Shares/Money Market Series

The following table includes selected data for a share of the Prime Reserve Money Market Shares class outstanding throughout each period and other performance information derived from the financial statements.

Prime Reserve Money Market Shares

                                                                                                              For the Period
                                                                                                             October 15, 1998
                                                                                                             (commencement of
                                                                                                              sale of Prime
                                                                                           Five Months Ended  Reserve Shares)
                                                                                             May 31, 1999     to December 31,
                                                                                               (Note D)           1998
------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .......................................................   $1.000           $1.000
Net investment income ......................................................................     .020             .011
Distributions from net investment income ...................................................    (.020)           (.011)
Net asset value, end of period .............................................................   $1.000           $1.000
------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .......................................................................     1.98**           1.06**
Ratios and Supplemental Data
Net assets, end of period ($ millions) .....................................................       34               12
Ratio of operating expenses, net to average daily net assets (%) ...........................      .26*             .31*
Ratio of operating expenses before expense reductions, to average daily net assets (%) .....      .40*             .45*
Ratio of net investment income to average daily net assets (%) .............................     4.73*            4.95*

(a) Total return is higher due to maintenance of the Fund's expenses.
*   Annualized
**  Not annualized

Scudder Institutional Shares/Tax Free Money Market Series

Financial Highlights

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares (b)



                                                     Five Months
                                                        Ended
                                                     May 31, 1999                     Years Ended December 31,
                                                       (Note D)       1998       1997        1996        1995       1994
------------------------------------------------------------------------------------------------------------------------------

                                                    --------------------------------------------------------------------------
Net asset value, beginning of period .............    $1.000        $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
                                                    --------------------------------------------------------------------------
Net investment income ............................      .011           .031       .030        .028        .032       .023
Distributions from net investment income and net
  realized capital gains..........................     (.011)         (.031)     (.030)      (.028)      (.032)     (.023)
                                                    --------------------------------------------------------------------------
Net asset value, end of period ...................    $1.000        $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
                                                    --------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return (%) .................................      1.07(a)**      3.10(a)    3.07(a)     2.88        3.30       2.29
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...........       111            125        177         165         138        125
Ratio of operating expenses, net to average
  daily net assets (%)............................       .52*           .41        .65         .72         .79        .77
Ratio of operating expenses before expense
  reductions to average daily net assets (%)......       .62*           .51        .74         .72         .79        .77
Ratio of net investment income to average daily
  net assets (%)..................................      2.57*          3.07       2.99        2.84        3.25       2.26

(a)  Total return is higher due to maintenance of the Fund's expenses.
(b) Effective July 7, 1997, Scudder Tax Free Money Market Series (formerly known as Managed Tax-Free Fund) was divided into two classes, of which Scudder Tax Free Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above for the periods prior to July 17, 1997, reflects the investment performance of the Fund prior to such redesignation.
*    Annualized
**   Not annualized

Scudder Institutional Shares/Tax Free Money Market Series

The following table includes selected data for a share of the Institutional Shares class outstanding throughout each period and other performance information derived from the financial statements.

Institutional Shares

                                                                                                              For the Period
                                                                                                               August 4, 1997
                                                                                                             (commencement of
                                                                                                                 sale of
                                                                          Five Months Ended                   Institutional
                                                                             May 31, 1999     Year Ended        Shares) to
                                                                               (Note D)    December 31, 1998 December 31, 1997
------------------------------------------------------------------------------------------------------------------------------

                                                                            --------------------------------------------------
Net asset value, beginning of period .....................................   $1.000            $1.000           $1.000
                                                                            --------------------------------------------------
Net investment income ....................................................     .012              .032            0.014
Distributions from net income ............................................    (.012)            (.032)          (0.014)
                                                                            --------------------------------------------------
Net asset value, end of period ...........................................   $1.000            $1.000           $1.000
                                                                            --------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .....................................................     1.15**            3.26             1.40**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...................................      137               121               94
Ratio of operating expenses, net to average daily net assets (%) .........      .32*              .26              .37*
Ratio of operating expenses before expense reductions, to average daily
   net assets (%) ........................................................      .42*              .36              .46*
Ratio of net investment income to average daily net assets (%) ...........     2.76*             3.21             3.36*

(a)  Total return is higher due to maintenance of the Fund's expenses.
*    Annualized
**   Not annualized

Scudder Institutional Shares/Government Money Market Series

Financial Highlights


The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares (b)

                                                  Five Months Ended
                                                     May 31, 1999                       Years Ended December 31,
                                                       (Note D)       1998       1997        1996        1995       1994
------------------------------------------------------------------------------------------------------------------------------

                                                    --------------------------------------------------------------------------
Net asset value, beginning of period .............    $1.000        $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
                                                    --------------------------------------------------------------------------
Net investment income ............................      .019           .048       .049        .048        .054       .037
Distributions from net investment income .........     (.019)         (.048)     (.049)      (.048)      (.054)     (.037)
                                                    --------------------------------------------------------------------------
Net asset value, end of period ...................    $1.000        $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
                                                    --------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .............................      1.86**         4.89       5.02        4.91        5.49       3.75
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...........        41             33         29          28          50         69
Ratio of operating expenses, net to average
  daily net assets (%) ...........................       .49*           .62        .55         .55         .55        .55
Ratio of operating expenses before expense
  reductions, to average daily net assets (%) ....       .64*           .77        .84         .77         .86        .84
Ratio of net investment income to average daily
  net assets (%) .................................      4.47*          4.82       4.93        4.81        5.36       3.61

(a)  Total return is higher due to maintenance of the Fund's expenses.
(b) Effective July 7, 1997, Scudder Government Money Market Series (formerly known as the Managed Government Securities Fund) was divided into two classes, of which Scudder Goverment Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above for the periods prior to July 17, 1997, reflects the investment performance of the Fund prior to such redesignation.
*    Annualized
**   Not annualized

Scudder Institutional Shares/Government Money Market Series


The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the financial statements.

Institutional Shares

                                                                                                            For the Period
                                                                                                            August 4, 1997
                                                                                                           (commencement of
                                                                                                                sale of
                                                                          Five Months Ended                   Institutional
                                                                             May 31, 1999    Year Ended        Shares) to
                                                                               (Note D)   December 31, 1998  December 31, 1997
------------------------------------------------------------------------------------------------------------------------------

                                                                           ---------------------------------------------------
Net asset value, beginning of period ...................................     $1.000            $1.000           $1.000
                                                                           ---------------------------------------------------
Net investment income ..................................................       .019              .051             .022
Distributions from net investment income ...............................      (.019)            (.051)           (.022)
                                                                           ---------------------------------------------------
Net asset value, end of period .........................................     $1.000            $1.000           $1.000
                                                                           ---------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ...................................................       1.92**              5.23           2.17**
Ratios and Supplemental Data
Net assets, end of period ($ millions) .................................         74                  90             54
Ratio of operating expenses, net to average daily net assets (%) .......        .35*                .31            .31*
Ratio of operating expenses before expense reductions, to average daily
   net assets (%) ......................................................        .50*                .46            .46*
Ratio of net investment income to average daily net assets (%) .........       4.62*               5.10           5.21*

(a) Total return is higher due to maintenance of the Fund's expenses.
*   Annualized
**  Not annualized

Scudder Institutional Shares
Notes to Financial Statements


                       A. Significant Accounting Policies


Scudder Fund, Inc. (the "Company") is an open-end diversified management investment company comprised of three diversified money market portfolios:
Scudder Money Market Series, Scudder Tax Free Money Market Series, and Scudder Government Money Market Series (collectively, the "Funds"). Scudder Tax Free Money Market Series and Scudder Government Money Market Series each offers two classes of shares, Institutional Class and Managed Class and Scudder Money Market Series offers four classes of shares, Institutional Class, Managed Class, Premium Money Market Class, and Prime Reserve Money Market Class.

Security Valuation. Each of the Funds values its investments using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market.

Federal Income Taxes. The Company's policy is to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable and tax-exempt income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

At May 31, 1999, the Scudder Tax Free Money Market Series Portfolio had a net tax basis capital loss carryforward of approximately $340,000 which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2002 ($26,000), May 31, 2003 ($16,000), May 31,
2004 ($282,000), and May 31, 2005 ($16,000), the respective expiration dates, whichever occurs first. In addition, at May 31, 1999, the Scudder Government Money Market Series Fund had a net tax basis capital loss carryforward of approximately $9,000 which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2004 ($7,700) and May 31, 2005 ($1,300), the respective expiration dates, whichever occurs first. In addition, at May 31, 1999 the Scudder Money Market Series had a net tax basis capital loss carryforward of approximately $1,200 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2007, the expiration date.

Dividends. Dividends from net investment income are declared each business day to shareholders of record that day for payment on the first business day of the following month.

Repurchase Agreements. The Company may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the repurchase price.

Other. Investment transactions are recorded on trade dates. Interest income, including the accretion or amortization of discount or premium, is recorded on the accrual basis. Discounts or premiums on securities purchased are accreted or amortized, respectively, on a straight line basis over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend dates.

                               B. Related Parties

Under the Investment Management Agreements (the "Agreement") with Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"), the Adviser directs the investments of each Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold, or entered into by each Fund. The Adviser receives an investment management fee at an annual rate of 0.25% of average daily net assets for each Fund. Also, the Adviser has agreed to waive a portion of its investment management fee for each of the series. In the Money Market Series, Tax Free Money Market Series and Government Money Market Series, the fee was waived to the extent necessary so that the total annualized investment management fee of the Fund does not exceed 0.11%, 0.15% and 0.10%, respectively.

For the five months ended May 31, 1999, the Adviser did not impose fees of $1,698,744, $110,678, and $76,896 and did impose fees of $1,334,728, $166,017, and $51,263 for the Money Market Series, the Tax Free Money Market Series and the Government Money Market Series, respectively. For the year ended December 31, 1998, the Adviser did not impose fees of $1,846,622, $246,650, and $157,381 and did impose fees of $2,304,035, $370,362, and $104,657 for the Money Market Series, the Tax Free Money Market Series and the Government Money Market Series, respectively.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Funds. Each class of each Fund has entered into a Transfer Agency and Service Agreement with SSC. SSC receives account fees that vary according to the account size and type of account of the shareholders of the respective classes. For the five months ended May 31, 1999 the following amounts were charged:

                                                                          Tax Free         Government Money
                                                      Money Market      Money Market            Market
                                                        Series             Series               Series

      Managed Class                                  $   43,274           $    6,250          $    7,847
      Institutional Class                                13,203                6,250               6,250
      Premium Class                                     184,338                   --                  --
      Prime Reserve Class                                41,608                   --                  --
                                                     ----------           ----------          ----------
                                                     $  282,423           $   12,500          $   14,097
                                                     ==========           ==========          ==========
      Amount unpaid at May 31, 1999                  $   57,892           $    2,500          $    2,759


For the year ended December 31, 1998 the following amounts were charged:

                                                                          Tax Free         Government Money
                                                      Money Market      Money Market            Market
                                                        Series             Series               Series

      Managed Class                                  $  244,534           $   24,022          $   43,998
      Institutional Class                                20,571               15,000              15,000
      Premium Class                                     273,356                   --                  --
      Prime Reserve Class                                   749                   --                  --
                                                     ----------           ----------          ----------
                                                     $  539,210           $   39,022          $   58,998
                                                     ==========           ==========          ==========

Each of the Funds has arrangements with certain banks, institutions and other persons under which they receive compensation from the Funds and the Adviser for performing shareholder servicing functions for their customers who own shares in the Funds. In connection with these arrangements, for the five months ended May 31, 1999, the Funds' receivable for the Adviser's portion of shareholder servicing fees paid to certain banks and institutions aggregated $90,000 for the Money Market Series, $55,000 for the Tax Free Money Market Series, and $8,500 for the Government Money Market Series.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Funds. For the five months ended May 31, 1999, the amount charged to the Funds by SFAC aggregated $129,426 for the Money Market Series, $16,625 for the Tax Free Money Market Series, and $24,774 for the Government Money Market Series, of which $51,932, $6,650, and $9,685, respectively, remain unpaid at May 31, 1999. For the year ended December 31, 1998, the amount charged to the Funds by SFAC aggregated $189,715 for the Money Market Series, $44,002 for the Tax Free Money Market Series, and $36,129 for the Government Money Market Series.

The Company pays each of its Directors not affiliated with the Adviser an annual retainer, plus specified amounts for attended board and committee meetings. For the five months ended May 31, 1999, Directors' fees and expenses aggregated $40,764.

The Company has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to the Funds constituting the Company aggregated $266,660 as of May 31, 1999, an applicable portion of which is included in accrued expenses of each such Fund. The accumulated balance of deferred directors' fees and interest thereon relating to the Funds constituting the Company aggregated $243,692 as of December 31, 1998, an applicable portion of which is included in accrued expenses of each such Fund.

Other. Printing and postage expenses related to preparing and distributing material such as shareholder reports, prospectuses and proxy materials to current shareholders are charged to each class based on number of shareholder accounts. For the five months ended May 31, 1999, the following amounts were paid:

                                                                          Tax Free         Government Money
                                                      Money Market      Money Market            Market
                                                        Series             Series               Series

      Managed Class                                  $   18,996           $   12,984          $    3,404
      Institutional Class                                 7,176                6,932               2,664
      Premium Class                                       8,372                   --                  --
      Prime Reserve Class                                   828                   --                  --
                                                     ----------           ----------          ----------
                                                     $   35,372           $   19,916          $    6,068
                                                     ==========           ==========          ==========

                                       29

For the year ended December 31, 1998, the following amounts were paid:

                                                                          Tax Free         Government Money
                                                      Money Market      Money Market            Market
                                                        Series             Series               Series

      Managed Class                                  $   29,625           $   10,447          $    9,747
      Institutional Class                                 4,871               13,333               8,903
      Premium Class                                      44,466                   --                  --
      Prime Reserve Class                                 1,250                   --                  --
                                                     ----------           ----------          ----------
                                                     $   80,212           $   23,780          $   18,650
                                                     ==========           ==========          ==========

                                C. Line of Credit


The Company and several other Scudder Funds (the "Participants") share in a $850 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. During the five months ended May 31, 1999, the Tax Free Money Market Series periodically borrowed amounts from a bank and the weighted average outstanding daily balance of bank loans (based on the average number of days the loans were outstanding) was approximately $2.1 million, with a weighted average interest rate of 5.29%. Interest expense for the period ended May 31, 1999, was $14,547. During the year ended December 31, 1998, the Tax Free Money Market Series periodically borrowed amounts from a bank and the weighted average outstanding daily balance of bank loans (based on the average number of days the loans were outstanding) was approximately $2.1 million, with a weighted average interest rate of 5.98%. Interest expense for the period ended December 31, 1998 was $49,489.

                               D. Year End Change

On November 13, 1998, the Board of Directors of the Company changed the fiscal year end of the Funds from December 31 to May 31.

Report of Independent Accountants


To the Board of Directors and Shareholders of Scudder Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Series, Tax Free Money Market Series and Government Money Market Series (each a separate portfolio of Scudder Fund, Inc., hereafter referred to as the "Fund") at May 31, 1999, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
July 16, 1999

The total amount of dividends declared in 1999 by each of the Government Money Market Series and Money Market Series of Scudder Fund, Inc. are taxable as ordinary dividend income for Federal income tax purposes. None of this amount qualifies for the dividends received deduction available to corporations.

All of the dividends from the Tax Free Money Market Series of Scudder Fund, Inc. declared in the five month period ended May 31, 1999 are exempt from Federal income tax. Although dividend income from the Tax Free Money Market Series is exempt from Federal taxation, it may not be exempt from state or local taxation. You should consult your tax advisor as to the state and local tax status of the dividends you received.

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                                 Intentionally
                                   Left Blank

                                   This Page
                                 Intentionally
                                   Left Blank

Board of Directors

DANIEL PIERCE*                     President; Managing Director, Scudder
                                   Kemper Investments, Inc.

DR. ROSITA P. CHANG^(2) ^(3)       Professor of Finance, University of
                                   Rhode Island

EDGAR R. FIEDLER^(1) ^(2) ^(3)     Senior Fellow and Economic Counsellor,
                                   The Conference Board, Inc.

PETER B. FREEMAN^(1) ^(2) ^(3)     Corporate Director and Trustee

DR. J.D. HAMMOND^(2) ^(3)          Dean, Smeal College of Business
                                   Administration

RICHARD M. HUNT^(2) ^(3)           University Marshal and Senior
                                   Lecturer, Harvard University


                                   ^(1)Member of Executive Committee
                                   ^(2)Member of Nominating Committee
                                   ^(3)Member of Audit Committee

--------------------------------------------------------------------------------

Officers

Ann M. McCreary*                   Vice President

KATHRYN L. QUIRK*                  Vice President

FRANK J. RACHWALSKI, JR.*          Vice President

THOMAS W. JOSEPH*                  Vice President and Assistant Secretary

JOHN MILLETTE*                     Vice President and Secretary

JOHN R. HEBBLE*                    Treasurer

CAROLINE PEARSON*                  Assistant Secretary





                     *Scudder Kemper Investments, Inc.

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 80 years ago as one of the nation's first investment counsel organizations, joined the Zurich Financial Services Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Financial Services Group. The Zurich Financial Services Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.


SCUDDER